Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table shows the past four fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to our named executive officers (as determined under SEC rules described in greater detail below), our total shareholder return (“TSR”), and our net income.

Year	Summary Compensation – PEO(1)	Compensation Actually Paid - PEO(3)	Summary Compensation - non-PEO NEO(2)	Compensation Actually Paid – non-PEO NEO(3)	Value of Initial Fixed $100 Investment Based on TSR	Net Income (Loss)
2025	$337,767	$337,767	$258,790	$258,790	$45	$(5,794,760)
2024	$297,994	$286,054	$518,986	$507,046	$71	$(7,042,172)
2023	$304,740	$312,540	$236,404	$244,204	$139	$(979,006)
2022	$356,331	$356,131	$282,193	$282,093	$133	$(349,834)

(1)	The PEO for each year presented was Alexander Shen.

(2)	The only non-PEO NEO for 2022 and 2023 was Thomas Sammons. In 2024, Thomas Sammons and Bobbie Lilley were each a non-PEO NEO. In 2025, Bobbie Lilley and Richard Roomberg were our non-PEO NEOs.

(3)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the fair market value of equity awards as of the end of the fiscal year or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. The following table details applicable adjustments.
			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)
2025	PEO	337,767	—	—	—
	Non-PEO NEO	258,790	(17,000)	17,000	—
2024	PEO	297,994	—	—	—
	Non-PEO NEO	518,986	(72,500)	36,100	(35,300)
2023	PEO	304,740	—	—	7,800
	Non-PEO NEO	236,404	—	—	7,800
2022	PEO	356,331	(17,000)	16,900	(100)
	Non-PEO NEO	282,193	(17,000)	16,900	(100)

Named Executive Officers, Footnote
(2)	The only non-PEO NEO for 2022 and 2023 was Thomas Sammons. In 2024, Thomas Sammons and Bobbie Lilley were each a non-PEO NEO. In 2025, Bobbie Lilley and Richard Roomberg were our non-PEO NEOs.

PEO Total Compensation Amount	$ 337,767	$ 297,994	$ 304,740	$ 356,331
PEO Actually Paid Compensation Amount	$ 337,767	286,054	312,540	356,131
Adjustment To PEO Compensation, Footnote
(3)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the fair market value of equity awards as of the end of the fiscal year or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. The following table details applicable adjustments.
			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)
2025	PEO	337,767	—	—	—
	Non-PEO NEO	258,790	(17,000)	17,000	—
2024	PEO	297,994	—	—	—
	Non-PEO NEO	518,986	(72,500)	36,100	(35,300)
2023	PEO	304,740	—	—	7,800
	Non-PEO NEO	236,404	—	—	7,800
2022	PEO	356,331	(17,000)	16,900	(100)
	Non-PEO NEO	282,193	(17,000)	16,900	(100)

Non-PEO NEO Average Total Compensation Amount	$ 258,790	518,986	236,404	282,193
Non-PEO NEO Average Compensation Actually Paid Amount	$ 258,790	507,046	244,204	282,093
Adjustment to Non-PEO NEO Compensation Footnote
(3)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the fair market value of equity awards as of the end of the fiscal year or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. The following table details applicable adjustments.
			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)
2025	PEO	337,767	—	—	—
	Non-PEO NEO	258,790	(17,000)	17,000	—
2024	PEO	297,994	—	—	—
	Non-PEO NEO	518,986	(72,500)	36,100	(35,300)
2023	PEO	304,740	—	—	7,800
	Non-PEO NEO	236,404	—	—	7,800
2022	PEO	356,331	(17,000)	16,900	(100)
	Non-PEO NEO	282,193	(17,000)	16,900	(100)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 45	71	139	133
Net Income (Loss)	$ (5,794,760)	(7,042,172)	(979,006)	(349,834)
PEO Name	Alexander Shen
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(17,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,900
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,800	(100)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,000)	(72,500)		(17,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,000	36,100		16,900
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (35,300)	$ 7,800	$ (100)